Shareholder Report, Line Graph (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Aug. 03, 2016	Mar. 31, 2016	Aug. 03, 2015
C000172348
Account Value [Line Items]
Account Value	$ 11,850	$ 11,274	$ 10,826	$ 11,620	$ 12,212	$ 10,949	$ 10,447	$ 10,012	$ 9,736	$ 9,750
C000159005
Account Value [Line Items]
Account Value	$ 13,641	$ 12,601	$ 11,621	$ 12,024	$ 11,937	$ 10,495	$ 11,634	$ 11,115	$ 10,458		$ 9,871	$ 9,750